Loans (Troubled Debt Restructurings Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 25,348	$ 37,517
Impaired Financing Receivable, Related Allowance	1,138	2,001
Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	7,900	14,700
Nonaccrual Status [Member] | Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		$ 1,100